CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities
Net Income (Loss)	$ (30,940)	$ (53,718)
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	25,389	34,479
Impairment and Gain (Loss) on Vessels Disposals	1,146	0
Dry-dock Expenditures	(2,278)	0
Amortization of Deferred Finance Costs	2,149	1,337
Share-based Compensation	57	135
Other, net	23	264
Changes in Operating Assets and Liabilities:
Accounts Receivables	(2,013)	(6,512)
Inventory	(13,181)	133
Prepaid Expenses and Other Current Assets	(4,808)	800
Accounts Payable and Accrued Liabilities	13,088	2,530
Voyages in Progress	(2,593)	(373)
Net Cash Used In Operating Activities	(13,961)	(20,925)
Cash Flows from Investing Activities
Investment in Vessels	(134)	(753)
Investment in Other Fixed Assets	0	(607)
Investment in Vessels under Construction	(89,694)	(865)
Proceeds from Sale of Vessels	44,335	0
Net Cash Used In Investing Activities	(45,493)	(2,225)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	34,841	23,218
Repayments on Borrowing Facility	(50,985)	(8,403)
Proceeds from Vessel Financing	88,000	0
Repayments on Vessel Financing	(4,459)	(3,898)
Financing Transactions Costs	0	(1,100)
Dividends Distributed	(1,945)	(6,180)
Net Cash Provided by Financing Activities	65,452	3,637
Net Increase / (Decrease) in Cash, Cash Equivalents and Restricted Cash	5,998	(19,513)
Cash, Cash Equivalents and Restricted Cash at the Beginning of Period	44,648	62,070
Effect of Exchange Rate Changes on Cash and Cash Equivalents	38	12
Cash, Cash Equivalents, and Restricted Cash at the End of Period	50,684	42,569
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	35,573	34,302
Restricted cash	15,111	8,267
Total Cash, Cash equivalents and Restricted Cash Shown in the Statement of Cash Flows	50,684	42,569
Cash Paid for Interest, Net of Amounts Capitalized	$ (9,565)	$ (11,985)